Fair values of financial assets and financial liabilities - Not measured at fair value (Details) - Not measured at fair value - AUD ($) $ in Millions	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Fair values of financial assets and financial liabilities
Financial assets	$ 880,206	$ 857,875	$ 834,891
Financial assets, Fair Value	874,707	850,809	831,865
Financial liabilities	854,135	833,617	803,909
Financial liabilities, Fair Value	853,407	832,694	804,317
Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities	3,577	6,371	2,170
Financial liabilities, Fair Value	3,577	6,371	2,170
Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities	627,583	612,798	600,863
Financial liabilities, Fair Value	627,823	613,134	600,982
Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities	48,653	45,035	44,488
Financial liabilities, Fair Value	48,653	45,035	44,488
Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities	143,297	138,128	127,335
Financial liabilities, Fair Value	142,666	137,452	127,247
Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities	31,025	31,254	29,036
Financial liabilities, Fair Value	30,688	30,671	29,413
Liabilities held for sale
Fair values of financial assets and financial liabilities
Financial liabilities		31	17
Financial liabilities, Fair Value		31	17
Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets	117,886	105,257	102,410
Financial assets, Fair Value	117,886	105,257	102,410
Collateral paid
Fair values of financial assets and financial liabilities
Financial assets	4,093	6,216	7,374
Financial assets, Fair Value	4,093	6,216	7,374
Investment securities
Fair values of financial assets and financial liabilities
Financial assets	1,083	1,181	878
Financial assets, Fair Value	1,083	1,179	878
Loans
Fair values of financial assets and financial liabilities
Financial assets	749,801	739,575	719,307
Financial assets, Fair Value	744,302	732,511	716,281
Other financial assets
Fair values of financial assets and financial liabilities
Financial assets	7,343	5,626	4,896
Financial assets, Fair Value	$ 7,343	5,626	4,896
Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets		20	26
Financial assets, Fair Value		$ 20	$ 26